Disposal Group Held For Sale and Discontinued Operations (Details)			12 Months Ended
	Dec. 17, 2025 USD ($) shares	Aug. 13, 2025 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ₪ / shares	Dec. 31, 2024 ₪ / shares
Disclosure of analysis of single amount of discontinued operations [line items]
Ordinary shares, par value (in Dollars per share) | ₪ / shares						₪ 1	₪ 1
Equity interest			18.68%
Sold common shares (in Shares) | shares	17,418,214
Cash consideration	$ 757,692
Contributed common shares	6,896,552
Contributed shares	$ 300,000
Net gain on disposal			$ 578,314,000
Sapiens [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Equity interest		18.68%
Outstanding share capital	43.50%
Net gain on disposal			$ (578,314)
Sapiens International Corporation N.V [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Equity interest		18.68%
Common Share [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Ordinary shares, par value (in Dollars per share) | ₪ / shares						₪ 1	₪ 1
Common Share [Member] | Sapiens International Corporation N.V [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 43.5